LOANS TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Loans to Related Parties [Table Text Block]
Loans to directors, executive officers, principal holders of First Financial’s common stock and certain related persons were as follows:

(Dollars in thousands)	2012	2011	2010
Beginning balance	$10,599	$10,375	$16,047
Additions	1,791	1,297	1,533
Deductions	(1,964)	(1,073)	(7,205)
Ending balance	$10,426	$10,599	$10,375
Loans 90 days past due	$0	$0	$0